Summary of Significant Accounting Policies - Additional Information (Detail) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Jan. 01, 2019
Summary of Significant Accounting Policies [Line Items]
Incremental borrowing rate applied to lease liabilities				9.00%
Tax rate on taxable income	34.00%	34.00%	34.00%
Surcharge on taxable income	10.00%
Monthly minimum income for surcharge	R$ 20
Annual minimum income for surcharge	R$ 240
Social contribution tax on net income	9.00%
Social contribution tax on net income, temporary increase	20.00%
Loss carryforwards used to offset taxable profit	30.00%
PIS tax rate	1.65%
COFINS tax rate	7.60%
Rate applicable to companies under PPM PIS	0.65%
Rate applicable to companies under PPM COFINS	3.00%
Federal Income Tax [member]
Summary of Significant Accounting Policies [Line Items]
Tax rate on taxable income	15.00%
Top of range [member]
Summary of Significant Accounting Policies [Line Items]
Percentage of taxes reducing gross revenues	5.00%
Bottom of range [member]
Summary of Significant Accounting Policies [Line Items]
Percentage of taxes reducing gross revenues	2.00%
Financial Institutions and Insurance Companies [member]
Summary of Significant Accounting Policies [Line Items]
Social contribution tax on net income	15.00%
Rate applicable to companies under PPM PIS	1.00%
Rate applicable to companies under PPM COFINS	4.00%